Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.46%
Brazil–10.50%
Ambev S.A., ADR	5,482,948	$17,380,945
Arcos Dorados Holdings, Inc., Class A(a)(b)	11,088,812	67,309,085
B3 S.A. - Brasil, Bolsa, Balcao	13,744,860	40,245,594
Fleury S.A.	8,686,000	38,958,376
Multiplan Empreendimentos Imobiliarios S.A.	9,755,829	43,738,032
Raia Drogasil S.A.	4,167,000	20,193,939
Rede D’Or Sao Luiz S.A.(c)	2,025,700	26,836,903
TOTVS S.A.	3,380,400	22,950,309
		277,613,183
China–24.66%
Alibaba Group Holding Ltd., ADR(b)	563,443	109,978,439
Angel Yeast Co. Ltd., A Shares	1,638,488	11,890,620
China Feihe Ltd.(c)	13,057,000	25,166,084
China Mengniu Dairy Co. Ltd.	13,715,000	74,430,253
Henan Shuanghui Investment & Development Co. Ltd., A Shares	1,926,183	7,664,730
JD.com, Inc., ADR(b)	1,081,171	76,633,401
Kweichow Moutai Co. Ltd., A Shares	48,856	12,714,041
Sunny Optical Technology Group Co. Ltd.	1,386,100	42,012,787
Tencent Holdings Ltd.	1,635,900	100,953,584
Tongcheng-Elong Holdings Ltd.(b)(c)	19,343,600	43,663,500
Wuliangye Yibin Co. Ltd., A Shares	1,268,647	43,402,118
Yum China Holdings, Inc.	1,666,883	103,663,454
		652,173,011
Egypt–1.32%
Eastern Co. S.A.E.	21,384,488	16,026,307
Egyptian Financial Group-Hermes Holding Co.(b)	25,623,002	18,906,237
		34,932,544
France–1.30%
Bollore S.A.	6,148,198	34,356,562
Hungary–2.65%
Gedeon Richter PLC	2,553,485	70,111,221
India–3.43%
Emami Ltd.	3,222,368	24,252,233
HDFC Bank Ltd., ADR	941,900	66,469,883
		90,722,116
Indonesia–3.42%
PT Bank Central Asia Tbk	19,144,200	39,519,986
PT Kalbe Farma Tbk	314,034,900	27,388,499
PT Telkom Indonesia (Persero) Tbk	104,477,700	23,434,403
		90,342,888
Israel–0.52%
ICL Group Ltd.	1,877,588	13,633,478
Macau–1.65%
Galaxy Entertainment Group Ltd.(b)	6,434,000	43,774,541
Shares		Value
Mexico–10.43%
Bolsa Mexicana de Valores S.A.B. de C.V.	21,082,320	$43,030,438
GMexico Transportes S.A.B. de C.V.	27,888,930	47,158,123
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(b)	7,831,898	47,940,560
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3,633,538	41,792,646
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	22,678,092	36,717,860
Wal-Mart de Mexico S.A.B. de C.V., Series V	17,993,234	59,313,835
		275,953,462
Nigeria–0.91%
Zenith Bank PLC	405,106,079	24,168,540
Peru–0.28%
Credicorp Ltd.(b)	72,821	7,352,008
Philippines–2.96%
BDO Unibank, Inc.	18,530,260	37,817,536
SM Investments Corp.	857,870	15,631,173
SM Prime Holdings, Inc.	39,270,900	24,716,270
		78,164,979
Russia–14.11%
Detsky Mir PJSC	8,288,510	15,902,186
Gazprom PJSC, ADR	4,284,513	33,352,581
Mobile TeleSystems PJSC, ADR	3,616,494	31,065,683
Moscow Exchange MICEX-RTS PJSC	11,806,000	27,917,377
Ozon Holdings PLC, ADR(b)	292,546	15,273,827
Sberbank of Russia PJSC	11,900,044	49,848,178
Sberbank of Russia PJSC, Preference Shares	24,871,366	98,364,188
Yandex N.V., Class A(b)	1,492,426	101,380,498
		373,104,518
South Africa–2.00%
Naspers Ltd., Class N	274,700	52,869,600
South Korea–7.87%
Douzone Bizon Co. Ltd.	179,533	13,088,013
NAVER Corp.	122,704	46,332,022
Samsung Electronics Co. Ltd.	2,174,183	148,679,537
		208,099,572
Taiwan–4.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,846,000	121,728,625
Turkey–0.92%
Haci Omer Sabanci Holding A.S.	21,674,815	24,387,143
United Arab Emirates–0.68%
Emaar Properties PJSC	16,658,100	18,031,228
Vietnam–1.25%
Vietnam Dairy Products JSC	8,802,248	33,095,386
Total Common Stocks & Other Equity Interests (Cost $1,828,921,748)		2,524,614,605

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets All Cap Fund

Shares		Value
Money Market Funds–4.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(d)	42,418,066	$42,418,066
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(d)	25,936,303	25,946,678
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(d)	48,477,789	48,477,789
Total Money Market Funds (Cost $116,837,787)		116,842,533
TOTAL INVESTMENTS IN SECURITIES—99.88% (Cost $1,945,759,535)		2,641,457,138
OTHER ASSETS LESS LIABILITIES–0.12%		3,217,515
NET ASSETS–100.00%		$2,644,674,653
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,866,503	$136,193,224	$(137,641,661)	$-	$-	$42,418,066	$9,308
Invesco Liquid Assets Portfolio, Institutional Class	30,506,633	93,755,378	(98,315,472)	2,833	(2,694)	25,946,678	7,163
Invesco Treasury Portfolio, Institutional Class	50,133,146	155,649,399	(157,304,756)	-	-	48,477,789	4,185
Investments in Other Affiliates:
Arcos Dorados Holdings, Inc., Class A	43,949,177	-	-	23,359,908	-	67,309,085	-
Total	$168,455,459	$385,598,001	$(393,261,889)	$23,362,741	$(2,694)	$184,151,618	$20,656

(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $95,666,487, which represented 3.62% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets All Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$277,613,183	$—	$—	$277,613,183
China	290,275,294	361,897,717	—	652,173,011
Egypt	—	34,932,544	—	34,932,544
France	—	34,356,562	—	34,356,562
Hungary	—	70,111,221	—	70,111,221
India	66,469,883	24,252,233	—	90,722,116
Indonesia	—	90,342,888	—	90,342,888
Israel	—	13,633,478	—	13,633,478
Macau	—	43,774,541	—	43,774,541
Mexico	275,953,462	—	—	275,953,462
Nigeria	24,168,540	—	—	24,168,540
Peru	7,352,008	—	—	7,352,008
Philippines	—	78,164,979	—	78,164,979
Russia	191,539,571	181,564,947	—	373,104,518
South Africa	—	52,869,600	—	52,869,600
South Korea	—	208,099,572	—	208,099,572
Taiwan	—	121,728,625	—	121,728,625
Turkey	—	24,387,143	—	24,387,143
United Arab Emirates	—	18,031,228	—	18,031,228
Vietnam	—	33,095,386	—	33,095,386
Money Market Funds	116,842,533	—	—	116,842,533
Total Investments	$1,250,214,474	$1,391,242,664	$—	$2,641,457,138
Invesco Emerging Markets All Cap Fund